BALANCES AND TRANSACTIONS WITH RELATED PARTIES AND KEY OFFICERS (Schedule of Transactions with Related Parties) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Professional Fee		$ 1,361		$ 1,224	$ 1,241
Parent Company [Member]
Disclosure of transactions between related parties [line items]
Professional Fee	[1]	44		35	27
Rent expenses and other		292		817	804
Other related parties [Member]
Disclosure of transactions between related parties [line items]
Professional Fee	[1]	162	[2]	225	159
Rent expenses and other		$ (246)	[2]

[1]	Professional fees do not include short-term employee benefits and share-based compensation to one of the Company's shareholders, who is a key officer, in the amounts of $-, $691 and $537 for the years 2016, 2017 and 2018, respectively, as well as payment for the purchasing of a patent in amount of $12, $30 and $30 for the years 2016, 2017 and 2018, respectively (see note 15c).
[2]	Comprise of participation in building maintenance on amount of $246.